Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 33,696,968
Trading Account Assets, Trading Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,280,564
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,772,384
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,583,470
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 60,550